Loans and allowance for credit losses (Tables)	6 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Disclosure of Allowance for Credit Losses
Allowance for credit losses

	For the three months ended
	April 30, 2023					April 30, 2022
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$469	$11	$(4)	$4	$480	$409	$(16)	$(7)	$2	$388
Personal	1,129	136	(98)	(2)	1,165	1,038	(39)	(56)	–	943
Credit cards	926	169	(115)	–	980	870	8	(83)	–	795
Small business	204	30	(7)	(2)	225	178	5	(6)	2	179
Wholesale	1,680	269	(54)	(9)	1,886	1,811	(246)	(15)	(9)	1,541
Customers’ liability under acceptances	41	(1)	–	1	41	83	(42)	–	–	41
	$4,449	$614	$(278)	$(8)	$4,777	$4,389	$(330)	$(167)	$(5)	$3,887
Presented as:
Allowance for loan losses	$3,999				$4,332	$4,047				$3,566
Other liabilities – Provisions	403				397	251				275
Customers’ liability under acceptances	41				41	83				41
Other components of equity	6				7	8				5

	For the six months ended
	April 30, 2023					April 30, 2022
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$432	$62	$(9)	$(5)	$480	$416	$(22)	$(12)	$6	$388
Personal	1,043	305	(181)	(2)	1,165	1,079	(21)	(112)	(3)	943
Credit cards	893	305	(217)	(1)	980	875	73	(154)	1	795
Small business	194	47	(16)	–	225	177	8	(10)	4	179
Wholesale	1,574	430	(71)	(47)	1,886	1,797	(234)	(21)	(1)	1,541
Customers’ liability under acceptances	45	(5)	–	1	41	75	(34)	–	–	41
	$4,181	$1,144	$(494)	$(54)	$4,777	$4,419	$(230)	$(309)	$7	$3,887
Presented as:
Allowance for loan losses	$3,753				$4,332	$4,089				$3,566
Other liabilities – Provisions	378				397	241				275
Customers’ liability under acceptances	45				41	75				41
Other components of equity	5				7	14				5

Summary of Allowance for Credit Losses by Stage, for Each Major Product Category
Allowance
for credit losses – Retail and wholesale loans

	For the three months ended
	April 30, 2023				April 30, 2022
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total

Residential mortgages
Balance at beginning of period	$254	$82	$133	$469	$187	$85	$137	$409
Provision for credit losses
Transfers to stage 1	19	(19)	–	–	36	(31)	(5)	–
Transfers to stage 2	(13)	15	(2)	–	(4)	5	(1)	–
Transfers to stage 3	(1)	(2)	3	–	–	(8)	8	–
Originations	13	–	–	13	29	–	–	29
Maturities	(4)	–	–	(4)	(5)	(1)	–	(6)
Changes in risk, parameters and exposures	(31)	26	7	2	(60)	20	1	(39)
Write-offs	–	–	(8)	(8)	–	–	(10)	(10)
Recoveries	–	–	4	4	–	–	3	3
Exchange rate and other	1	1	2	4	1	1	–	2
Balance at end of period	$238	$103	$139	$480	$184	$71	$133	$388

Personal
Balance at beginning of period	$286	$725	$118	$1,129	$404	$547	$87	$1,038
Provision for credit losses
Transfers to stage 1	147	(146)	(1)	–	157	(157)	–	–
Transfers to stage 2	(20)	21	(1)	–	(39)	39	–	–
Transfers to stage 3	(1)	(12)	13	–	–	(13)	13	–
Originations	25	–	–	25	22	–	–	22
Maturities	(10)	(25)	–	(35)	(17)	(25)	–	(42)
Changes in risk, parameters and exposures	(130)	184	92	146	(216)	159	38	(19)
Write-offs	–	–	(124)	(124)	–	–	(89)	(89)
Recoveries	–	–	26	26	–	–	33	33
Exchange rate and other	1	–	(3)	(2)	(1)	–	1	–
Balance at end of period	$298	$747	$120	$1,165	$310	$550	$83	$943

Credit cards
Balance at beginning of period	$184	$742	$–	$926	$226	$644	$–	$870
Provision for credit losses
Transfers to stage 1	125	(125)	–	–	129	(129)	–	–
Transfers to stage 2	(22)	22	–	–	(28)	28	–	–
Transfers to stage 3	(1)	(98)	99	–	–	(81)	81	–
Originations	3	–	–	3	2	–	–	2
Maturities	(1)	(8)	–	(9)	(2)	(7)	–	(9)
Changes in risk, parameters and exposures	(89)	248	16	175	(159)	172	2	15
Write-offs	–	–	(159)	(159)	–	–	(126)	(126)
Recoveries	–	–	44	44	–	–	43	43
Exchange rate and other	–	–	–	–	1	(1)	–	–
Balance at end of period	$199	$781	$–	$980	$169	$626	$–	$795

Small business
Balance at beginning of period	$73	$73	$58	$204	$87	$56	$35	$178
Provision for credit losses
Transfers to stage 1	8	(8)	–	–	4	(4)	–	–
Transfers to stage 2	(4)	4	–	–	(6)	6	–	–
Transfers to stage 3	(1)	(2)	3	–	–	(1)	1	–
Originations	8	–	–	8	8	–	–	8
Maturities	(3)	(4)	–	(7)	(6)	(5)	–	(11)
Changes in risk, parameters and exposures	(6)	15	20	29	(13)	13	8	8
Write-offs	–	–	(10)	(10)	–	–	(9)	(9)
Recoveries	–	–	3	3	–	–	3	3
Exchange rate and other	1	1	(4)	(2)	3	1	(2)	2
Balance at end of period	$76	$79	$70	$225	$77	$66	$36	$179

Wholesale
Balance at beginning of period	$600	$612	$468	$1,680	$580	$765	$466	$1,811
Provision for credit losses
Transfers to stage 1	49	(49)	–	–	160	(158)	(2)	–
Transfers to stage 2	(15)	15	–	–	(23)	23	–	–
Transfers to stage 3	(1)	(13)	14	–	(1)	(23)	24	–
Originations	159	–	–	159	127	–	–	127
Maturities	(98)	(58)	–	(156)	(92)	(84)	–	(176)
Changes in risk, parameters and exposures	(31)	119	178	266	(267)	64	6	(197)
Write-offs	–	–	(60)	(60)	–	–	(26)	(26)
Recoveries	–	–	6	6	–	–	11	11
Exchange rate and other	5	6	(20)	(9)	(1)	3	(11)	(9)
Balance at end of period	$668	$632	$586	$1,886	$483	$590	$468	$1,541

	For the six months ended
	April 30, 2023				April 30, 2022
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$235	$65	$132	$432	$186	$92	$138	$416
Provision for credit losses
Transfers to stage 1	32	(32)	–	–	60	(50)	(10)	–
Transfers to stage 2	(19)	25	(6)	–	(6)	7	(1)	–
Transfers to stage 3	(1)	(5)	6	–	(1)	(15)	16	–
Originations	43	–	–	43	59	–	–	59
Maturities	(8)	(2)	–	(10)	(12)	(4)	–	(16)
Changes in risk, parameters and exposures	(44)	51	22	29	(104)	39	–	(65)
Write-offs	–	–	(16)	(16)	–	–	(20)	(20)
Recoveries	–	–	7	7	–	–	8	8
Exchange rate and other	–	1	(6)	(5)	2	2	2	6
Balance at end of period	$238	$103	$139	$480	$184	$71	$133	$388

Personal
Balance at beginning of period	$285	$661	$97	$1,043	$422	$569	$88	$1,079
Provision for credit losses
Transfers to stage 1	297	(296)	(1)	–	327	(326)	(1)	–
Transfers to stage 2	(43)	44	(1)	–	(61)	61	–	–
Transfers to stage 3	(1)	(25)	26	–	(1)	(25)	26	–
Originations	48	–	–	48	48	–	–	48
Maturities	(22)	(50)	–	(72)	(38)	(50)	–	(88)
Changes in risk, parameters and exposures	(268)	415	182	329	(387)	321	85	19
Write-offs	–	–	(236)	(236)	–	–	(175)	(175)
Recoveries	–	–	55	55	–	–	63	63
Exchange rate and other	2	(2)	(2)	(2)	–	–	(3)	(3)
Balance at end of period	$298	$747	$120	$1,165	$310	$550	$83	$943

Credit cards
Balance at beginning of period	$177	$716	$–	$893	$233	$642	$–	$875
Provision for credit losses
Transfers to stage 1	289	(289)	–	–	275	(275)	–	–
Transfers to stage 2	(42)	42	–	–	(51)	51	–	–
Transfers to stage 3	(1)	(192)	193	–	(1)	(151)	152	–
Originations	7	–	–	7	6	–	–	6
Maturities	(2)	(15)	–	(17)	(3)	(14)	–	(17)
Changes in risk, parameters and exposures	(228)	519	24	315	(291)	373	2	84
Write-offs	–	–	(301)	(301)	–	–	(238)	(238)
Recoveries	–	–	84	84	–	–	84	84
Exchange rate and other	(1)	–	–	(1)	1	–	–	1
Balance at end of period	$199	$781	$–	$980	$169	$626	$–	$795

Small business
Balance at beginning of period	$73	$73	$48	$194	$88	$55	$34	$177
Provision for credit losses
Transfers to stage 1	18	(18)	–	–	9	(9)	–	–
Transfers to stage 2	(7)	7	–	–	(8)	8	–	–
Transfers to stage 3	(1)	(4)	5	–	–	(2)	2	–
Originations	16	–	–	16	17	–	–	17
Maturities	(7)	(10)	–	(17)	(11)	(12)	–	(23)
Changes in risk, parameters and exposures	(18)	28	38	48	(23)	24	13	14
Write-offs	–	–	(21)	(21)	–	–	(15)	(15)
Recoveries	–	–	5	5	–	–	5	5
Exchange rate and other	2	3	(5)	–	5	2	(3)	4
Balance at end of period	$76	$79	$70	$225	$77	$66	$36	$179

Wholesale
Balance at beginning of period	$597	$585	$392	$1,574	$566	$794	$437	$1,797
Provision for credit losses
Transfers to stage 1	100	(100)	–	–	268	(265)	(3)	–
Transfers to stage 2	(35)	36	(1)	–	(41)	41	–	–
Transfers to stage 3	(4)	(27)	31	–	(2)	(27)	29	–
Originations	312	–	–	312	283	–	–	283
Maturities	(216)	(129)	–	(345)	(198)	(191)	–	(389)
Changes in risk, parameters and exposures	(86)	269	280	463	(396)	224	44	(128)
Write-offs	–	–	(86)	(86)	–	–	(49)	(49)
Recoveries	–	–	15	15	–	–	28	28
Exchange rate and other	–	(2)	(45)	(47)	3	14	(18)	(1)
Balance at end of period	$668	$632	$586	$1,886	$483	$590	$468	$1,541

Credit Risk Exposure by Internal Risk Rating
Credit risk exposure by internal risk rating
The following table presents the gross carrying amount of loans measured at amortized cost, and the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9
Financial Instruments
. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of our 2022 Annual Report.

	As at
	April 30, 2023				October 31, 2022
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
Loans outstanding – Residential mortgages
Low risk	$339,382	$6,193	$–	$345,575	$340,716	$2,573	$–	$343,289
Medium risk	16,584	1,469	–	18,053	15,035	1,932	–	16,967
High risk	1,297	3,880	–	5,177	1,188	3,125	–	4,313
Not rated (1)	52,715	1,333	–	54,048	51,915	1,304	–	53,219
Impaired	–	–	587	587	–	–	560	560
	409,978	12,875	587	423,440	408,854	8,934	560	418,348
Items not subject to impairment (2)				470				448
Total				$423,910				$418,796

Loans outstanding – Personal
Low risk	$72,973	$2,861	$–	$75,834	$73,339	$2,575	$–	$75,914
Medium risk	5,081	3,144	–	8,225	5,482	3,780	–	9,262
High risk	421	1,908	–	2,329	836	1,660	–	2,496
Not rated (1)	9,218	129	–	9,347	9,733	104	–	9,837
Impaired	–	–	256	256	–	–	200	200
Total	$87,693	$8,042	$256	$95,991	$89,390	$8,119	$200	$97,709

Loans outstanding – Credit cards
Low risk	$15,623	$91	$–	$15,714	$15,088	$83	$–	$15,171
Medium risk	1,680	1,690	–	3,370	1,418	1,911	–	3,329
High risk	43	1,486	–	1,529	39	1,255	–	1,294
Not rated (1)	803	46	–	849	751	32	–	783
Total	$18,149	$3,313	$–	$21,462	$17,296	$3,281	$–	$20,577

Loans outstanding – Small business
Low risk	$8,316	$957	$–	$9,273	$8,571	$838	$–	$9,409
Medium risk	1,677	1,003	–	2,680	1,512	1,130	–	2,642
High risk	102	505	–	607	102	375	–	477
Not rated (1)	9	–	–	9	3	–	–	3
Impaired	–	–	207	207	–	–	138	138
Total	$10,104	$2,465	$207	$12,776	$10,188	$2,343	$138	$12,669

Undrawn loan commitments – Retail
Low risk	$255,573	$1,603	$–	$257,176	$247,620	$1,041	$–	$248,661
Medium risk	9,641	273	–	9,914	9,021	246	–	9,267
High risk	855	405	–	1,260	876	367	–	1,243
Not rated (1)	6,052	152	–	6,204	5,668	118	–	5,786
Total	$272,121	$2,433	$–	$274,554	$263,185	$1,772	$–	$264,957

Wholesale – Loans outstanding
Investment grade	$91,282	$315	$–	$91,597	$88,513	$202	$–	$88,715
Non-investment grade	152,779	15,860	–	168,639	145,908	15,758	–	161,666
Not rated (1)	10,052	274	–	10,326	11,789	360	–	12,149
Impaired	–	–	1,843	1,843	–	–	1,301	1,301
	254,113	16,449	1,843	272,405	246,210	16,320	1,301	263,831
Items not subject to impairment (2)				8,975				10,136
Total				$281,380				$273,967

Undrawn loan commitments – Wholesale
Investment grade	$301,467	$230	$–	$301,697	$284,481	$179	$–	$284,660
Non-investment grade	130,063	10,447	–	140,510	126,225	10,657	–	136,882
Not rated (1)	3,983	–	–	3,983	3,692	1	–	3,693
Total	$435,513	$10,677	$–	$446,190	$414,398	$10,837	$–	$425,235

(1)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessment or rating methodologies, policies and tools to manage our credit risk.
(2)	Items not subject to impairment are loans held at FVTPL.

Disclosure of Loans Past Due But Not Impaired
Loans past due but not impaired
(1), (2)

	As at
	April 30, 2023			October 31, 2022
(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total
Retail	$1,422	$169	$1,591	$1,328	$168	$1,496
Wholesale	1,042	61	1,103	1,279	2	1,281
	$2,464	$230	$2,694	$2,607	$170	$2,777

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations.
(2)	Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing, which can fluctuate based on business volumes. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.